SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Geographic Areas, Revenues from External Customers [Abstract]
Schedule of Revenues by Region

b.The following tables present total revenues for the years ended December 31, 2019, 2020 and 2021 and long-lived assets as of December 31, 2020 and 2021:

	Year ended December 31,
	2019	2020	2021
Revenues:

North America	$42,474	$38,165	$47,505
Europe	42,439	44,832	47,382
Africa	25,614	23,497	23,165
Asia-Pacific and Middle East	53,948	47,677	32,008
India	49,748	62,047	86,088
Latin America	71,360	46,663	54,618

	$285,583	$262,881	$290,766

Long-lived assets, net:

	December 31,
	2020	2021

Israel	$28,312	$42,192
Others	10,216	7,424
Total long-lived assets, net (*)	$38,528	$49,616